Acquisition of Anivia Limited and Subsidiaries and Variable Interest Entity (Details Narrative) - USD ($)	Feb. 15, 2022	Mar. 31, 2024	Jun. 30, 2023
Restructuring Cost and Reserve [Line Items]
Goodwill	$ 6,100,000	$ 3,034,110	$ 3,034,110
Anivia [Member]
Restructuring Cost and Reserve [Line Items]
Fair value of the consideration	10,629,000
Additional cash	1,500,000
Goodwill	6,094,144
General and administrative expense	54,702
Anivia [Member] | JPM [Member]
Restructuring Cost and Reserve [Line Items]
Payments of financing cost	$ 50,000
Anivia [Member] | Restricted Stock [Member]
Restructuring Cost and Reserve [Line Items]
Number of shares issued for acquisition	3,083,700